Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Condensed Statements of Financial Position

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	As of December 31,
	2024	2025
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	84	82	12
Prepayments, other receivables and other assets	228,170	52,616	7,524
Total current assets	228,254	52,698	7,536
Investments in subsidiaries	341,332	681,562	97,463
Total non-current assets	341,332	681,562	97,463
Total assets	569,586	734,260	104,999
Commitments and Contingencies

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as at December 31, 2024 and December 31, 2025; 70,000,000 shares and 76,048,501 shares issued and outstanding as at December 31, 2024 and December 31, 2025, respectively)	51	55	8
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	1,181,993	1,303,581	186,410
Statutory surplus reserve	9,367	10,531	1,506
Accumulated losses	(621,794)	(579,876)	(82,921)
Total equity	569,586	734,260	104,999

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Administrative expenses	(9,628)	(9,348)	(1,480)	(212)
Financial expense, net	(508)	(13)	(3,564)	(510)
Share of income/(loss) of subsidiaries	109,401	(43,015)	47,754	6,828
PROFIT/(LOSS) BEFORE TAX	99,265	(52,376)	42,710	6,106
Income tax expenses	(2)	-	-	-
Net profit/(loss) for the year	99,263	(52,376)	42,710	6,106
Net profit attribute to ordinary shareholders	99,263	(52,376)	42,710	6,106
Net profit attribute to non-controlling interests	2,217	12	(372)	(53)
Comprehensive income/(loss)	97,046	(52,388)	43,082	6,159

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Net cash (used in) generated from operating activities	(8,775)	8,911	(37,400)	(5,348)
Net cash flows used in investing activities	-	-	(98,512)	(14,087)
Net cash used in financing activities	(9,498)	(9,348)	136,045	19,454
Exchange rate effect on cash and cash equivalents	(501)	(2)	(51)	(7)
Net (decrease) increase in cash and cash equivalents	(18,774)	(439)	82	12
Cash and cash equivalents at beginning of the year	19,297	523	-	-
Cash and cash equivalents at end of the year	523	84	82	12